Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Energy Portfolio	Apr. 29, 2024
VIP Energy Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	0.91%
Past 5 years	13.55%
Past 10 years	2.54%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1509
Average Annual Return:
Past 1 year	0.13%
Past 5 years	13.34%
Past 10 years	2.78%